Operating Segments (Tables)	12 Months Ended
Oct. 31, 2025
Operating Segments [Abstract]
Schedule of Operating and Reportable Segments

The following is an analysis of the Group’s revenues and results by operating and reportable segments:

	Digital solutions services	Media and entertainment services	Hotel operations, hospitality and VIP services	Strategic investment	Consolidated
	US$	US$	US$	US$	US$
Segment revenue
Revenue from external customers	27,349	1,294	2,195	-	30,838
Revenue from related parties	2,228	-	-	-	2,228
Changes in fair value on financial assets measured at FVTPL	-	-	-	15,386	15,386
Total segment revenue	29,577	1,294	2,195	15,386	48,452
Segment profits (note 1)	21,557	3,901	10	15,386	40,854
Unallocated:
Other income					13,330
Other gains and losses					153
Finance costs					(1,195)
Corporate expenses					(7,844)
Profit before tax					45,298

For the six months ended October 31, 2023

	Digital solutions services	Media and entertainment services	Hotel operations, hospitality and VIP services	Strategic investment	Consolidated
	US$	US$	US$	US$	US$
Segment revenue
Revenue from external customers	453	27	6,882	-	7,362
Revenue from related parties	1,311	-	-	-	1,311
Changes in fair value on financial assets measured at FVTPL	-	-	-	16,279	16,279
Total segment revenue	1,764	27	6,882	16,279	24,952
Segment (losses) profits (note 1)	(221)	(165)	1,214	16,279	17,107
Unallocated:
Other income					8,988
Other gains and losses					14,342
Finance costs					(3,403)
Corporate expenses					(4,257)
Profit before tax					32,777

For the year ended October 31, 2024

	Digital solutions services	Media and entertainment services	Hotel operations, hospitality and VIP services	Strategic investment	Consolidated
	US$	US$	US$	US$	US$
Segment revenue
Revenue from external customers	810	4	19,397	-	20,211
Revenue from related parties	2,603	-	-	-	2,603
Dividend income	-		-	634	634
Changes in fair value on financial assets measured at FVTPL	-	-	-	(3,003)	(3,003)
Total segment revenue	3,413	4	19,397	(2,369)	20,445
Segment profits (losses) (note 1)	2,423	4	2,109	(2,369)	2,167
Unallocated:
Other income					20,020
Other gains and losses					37,000
Finance costs					(10,326)
Corporate expenses					(6,401)
Profit before tax					42,460

For the year ended October 31, 2025

	Digital solutions services	Media and entertainment services	Hotel operations, hospitality and VIP services	Strategic investment	Consolidated
	US$	US$	US$	US$	US$
Segment revenue
Revenue from external customers	417	16,365	27,994	-	44,776
Revenue from related parties	2,556	2,739	-	-	5,295
Dividend income	-	-	-	8,969	8,969
Changes in fair value on financial assets measured at FVTPL	-	-	-	77,059	77,059
Total segment revenue	2,973	19,104	27,994	86,028	136,099
Segment profits (note 1)	2,973	1,206	2,235	86,028	92,442
Unallocated:
Other income					21,775
Other gains and losses					1,122
Finance costs					(10,317)
Corporate expenses					(6,349)
Profit before tax					98,673

Note 1: CODM evaluates the performance of its reportable segments by the segment revenue and the significant segment expenses consist primarily of cost of production and cost of hotel operation, employee benefits expenses, depreciation and amortization, finance costs and other operation expenses directly attributable to the segment

Schedule of Segment Assets and Liabilities

Segment liabilities exclude tax payable, certain bank borrowings, deferred tax liabilities and other unallocated head office and corporate liabilities as these liabilities are managed on a group basis.

	October 31,
	2025	2024
	US$	US$

Segment assets

Digital solution services	—	662
Media and entertainment services	128,763	123,494
Hotel operations, hospitality and VIP services	295,499	260,965
Strategic investments	229,319	36,799
Total segment assets	653,581	421,920
Unallocated corporate assets	301,783	81,011
Total assets	955,364	502,931

Segment liabilities

Digital solution services	43,863	408
Media and entertainment services	5,901	5,179
Hotel operations, hospitality and VIP services	287,127	284,847

Total segment liabilities	336,891	290,434
Unallocated corporate liabilities	14,814	53,738
Total liabilities	351,705	344,172